Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Israel Federal Statutory Tax Rate	$ 16,215
Theoretical income tax expense (benefit)		$ (18,260)	$ (30,313)
Change in valuation allowance	(19,893)	15,043	28,471
Return to provision true ups		143	884
Foreign tax rate differentials		753	352
Shared Based Compensations non-deductible (taxable)		(1,159)	2,402
Non-taxable or Non-deductible Items	715	298	512
Tax rate change impact		124	(139)
Foreign exchange impact		(511)	(430)
State Taxes		(299)	170
R&D credits		(1,427)	(208)
Other adjustments	652	1,450	307
Total	$ 2,229	$ (3,845)	$ 2,008
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Israel Federal Statutory Tax Rate	23.00%
Change in valuation allowance	(28.00%)
Other	1.00%
Non-taxable or Non-deductible Items	1.00%
Effective Tax Rate	3.00%
Foreign | United States
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Change in valuation allowance	$ 5,272
Other adjustments	$ 73
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Change in valuation allowance	7.00%
Other	0.00%
Other Foreign Jurisdictions
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Other adjustments	$ (805)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Other	(1.00%)